Significant Accounting Policies - Assets Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Assets held for sale	$ 425	$ 2,000	$ 2,324